Prepayments, Receivables and Other Assets (Tables)	6 Months Ended
Sep. 30, 2022
Prepayments Receivables And Other Assets [Abstract]
Schedule of prepayments, receivables and other assets
	September 30, 2022 (Unaudited)	March 31, 2022

Receivable from a third-party company	$456,878	$575,773
Others	583,155	288,936
Total prepayments, receivables and other assets	1,040,033	864,709
Less: allowance for doubtful accounts	-	-
Prepayments, receivables and other assets, net	$1,040,033	$864,709